Submission	Aug. 07, 2024
Submission [Line Items]
Central Index Key	0000057183
Registrant Name	Spire Missouri Inc
Registration File Number	333-264799-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES